Consolidated Quarterly Holdings Report
for
Fidelity Advisor® Biotechnology Fund
April 30, 2026
AFBT-NPRT3-0626
1.800321.122
Common Stocks - 97.6%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA (b)	65,200	17,691,882
CANADA - 1.3%
Health Care - 1.3%
Biotechnology - 1.3%
Xenon Pharmaceuticals Inc (b)	456,458	25,579,906
DENMARK - 3.2%
Health Care - 3.2%
Biotechnology - 3.2%
Ascendis Pharma A/S ADR (b)	269,225	61,754,831
FRANCE - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Inventiva SA ADR (b)	685,400	3,516,101
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Tubulis GmbH (c)(d)(e)	6,300	12,768,320
NETHERLANDS - 4.3%
Health Care - 4.3%
Biotechnology - 4.3%
Argenx SE ADR (b)	77,200	60,348,784
Newamsterdam Pharma Co NV (b)(f)	586,400	16,747,584
uniQure NV (b)	223,500	4,458,825

TOTAL NETHERLANDS		81,555,193
UNITED STATES - 87.0%
Health Care - 87.0%
Biotechnology - 80.0%
AbbVie Inc	1,335,480	282,213,634
Alnylam Pharmaceuticals Inc (b)	339,486	105,067,522
Amgen Inc	135,103	46,779,414
Annexon Inc (b)	1,661,500	9,753,005
Apogee Therapeutics Inc (b)	452,639	37,519,247
Avalo Therapeutics Inc (b)(f)	358,300	4,801,220
Avalyn Pharma Inc	5,500	98,999
Biogen Inc (b)	294,100	55,667,248
Celldex Therapeutics Inc (b)	340,152	11,184,198
CG oncology Inc (b)	157,700	10,524,898
Cogent Biosciences Inc (b)	1,834,818	65,668,136
Crescent Biopharma Inc (b)	251,090	5,616,883
Crescent Biopharma Inc (b)(e)	98,300	2,198,971
Cyclerion Therapeutics Inc (d)(h)	88,900	216,027
Cytokinetics Inc (b)(f)	312,871	20,014,358
CytomX Therapeutics Inc (b)	2,229,051	9,406,595
Damora Therapeutics Inc (b)(f)	298,142	7,650,324
Dianthus Therapeutics Inc (b)(f)	730,062	64,099,444
Disc Medicine Inc (b)	142,322	9,386,136
Dyne Therapeutics Inc (b)(f)	482,000	8,459,100
First Tracks Biotherapeutics Inc (e)	192,750	4,485,293
First Tracks Biotherapeutics Inc	148,400	3,453,268
Gilead Sciences Inc	788,900	103,219,676
Insmed Inc (b)	489,600	66,747,168
Jade Biosciences Inc (b)(f)	894,343	21,821,969
Janux Therapeutics Inc (b)	320,385	4,603,932
Kiniksa Pharmaceuticals International Plc Class A (b)	417,600	22,458,528
Kymera Therapeutics Inc (b)	231,700	18,783,919
MapLight Therapeutics Inc (f)	202,900	6,466,423
Mineralys Therapeutics Inc (b)	331,100	8,823,815
Moderna Inc (b)	640,800	29,438,352
Natera Inc (b)	89,400	18,430,704
Neurogene Inc (b)(f)	243,700	6,358,133
Nuvalent Inc Class A (b)	412,264	41,341,834
Olema Pharmaceuticals Inc (b)	777,200	11,199,452
Oruka Therapeutics Inc (b)	737,386	50,444,576
Praxis Precision Medicines Inc (b)	67,900	21,648,557
Rallybio Corp (d)(e)(g)(h)	1,344,817	1,882,744
Relay Therapeutics Inc (b)	1,028,900	13,334,544
Revolution Medicines Inc (b)	299,500	43,163,940
Rhythm Pharmaceuticals Inc (b)	103,894	8,452,816
Roivant Sciences Ltd (b)	776,700	22,159,251
Scholar Rock Holding Corp (b)(f)	118,168	5,507,810
Solid Biosciences Inc (b)	677,565	4,919,122
Spyre Therapeutics Inc (b)	851,772	63,414,425
Stoke Therapeutics Inc (b)	317,700	10,395,144
Tango Therapeutics Inc (b)	403,626	8,726,394
Taysha Gene Therapies Inc (b)	939,800	6,005,322
Tectonic Therapeutic Inc (b)(f)	120,995	3,384,230
Tenax Therapeutics Inc (b)(f)	322,600	4,229,286
Travere Therapeutics Inc (b)	253,600	10,681,632
Tyra Biosciences Inc (b)	354,200	12,308,450
Upstream Bio Inc (b)	691,003	6,343,408
Vaxcyte Inc (b)	763,629	43,710,124
Viking Therapeutics Inc (b)(f)	450,187	14,036,831
Viridian Therapeutics Inc (b)	1,782,464	24,027,615
X4 Pharmaceuticals Inc (b)	1,341,800	5,461,126
Zenas Biopharma Inc (b)	610,924	11,803,052
Zenas Biopharma Inc (e)	86,234	1,666,041
		1,521,664,265
Pharmaceuticals - 7.0%
Alumis Inc (b)	330,600	8,162,514
Amylyx Pharmaceuticals Inc (b)	2,433,200	38,931,200
Axsome Therapeutics Inc (b)	35,800	7,437,450
Crinetics Pharmaceuticals Inc (b)	544,470	21,114,547
Definium Therapeutics Inc (b)	254,100	5,559,708
Edgewise Therapeutics Inc (b)	144,500	4,473,720
Enliven Therapeutics Inc (b)(f)	328,862	13,558,981
Enliven Therapeutics Inc (b)(e)	73,200	3,018,036
Enliven Therapeutics Inc rights (b)(d)	739,725	7
MBX Biosciences Inc (b)(f)	304,600	9,205,012
Structure Therapeutics Inc ADR (b)	481,200	19,945,740
VeraDermics Inc	10,600	1,049,399
		132,456,314
TOTAL UNITED STATES		1,654,120,579
TOTAL COMMON STOCKS (Cost $948,580,420)		1,856,986,812

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Wugen Inc 0% 12/31/2199 (d)(e)(i)	831,313	865,729
Pharmaceuticals - 0.0%
Kartos Therapeutics Inc 3.6% 3/4/2027 (d)(e)	165,791	169,770
TOTAL UNITED STATES		1,035,499
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $997,104)		1,035,499

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
UNITED STATES - 1.6%
Health Care - 1.6%
Biotechnology - 1.2%
Bright Peak Therapeutics Inc. Series B (b)(d)(e)	1,920,122	2,188,939
Bright Peak Therapeutics Inc. Series C (b)(d)(e)	873,604	777,508
Cardurion Pharmaceuticals Inc Series B (b)(d)(e)	331,596	1,830,410
Endeavor BioMedicines Inc Series C (b)(d)(e)	526,643	3,433,712
LifeMine Therapeutics Inc Series C (b)(d)(e)	1,950,028	2,301,033
Parabilis Medicines Inc Series D (b)(d)(e)	239,281	1,957,319
Parabilis Medicines Inc Series F (d)(e)	491,600	3,308,468
Sonoma Biotherapeutics Inc Series B (b)(d)(e)	1,967,762	3,168,097
Sonoma Biotherapeutics Inc Series B1 (b)(d)(e)	1,049,456	2,056,934
T-Knife Therapeutics Inc Series B (b)(d)(e)	1,300,097	910,068
Treeline Biosciences Series A (b)(d)(e)	47,600	401,744
		22,334,232
Health Care Technology - 0.1%
Candid Therapeutics Series B (b)(d)(e)	1,500,060	2,100,084
Wugen Inc Series B (b)(d)(e)	580,277	899,429
		2,999,513
Pharmaceuticals - 0.3%
Afferent Pharmaceuticals Inc Series C (b)(d)(e)	1,915,787	19
Kartos Therapeutics Inc Series C (b)(d)(e)	530,692	3,194,766
Mentari Therapeutics Inc Series A (d)(e)	1,457,407	2,331,851
		5,526,636
TOTAL UNITED STATES		30,860,381
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,300,271)		30,860,381

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	14,682,049	14,684,986
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	42,997,056	43,001,356
TOTAL MONEY MARKET FUNDS (Cost $57,682,985)			57,686,342

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,056,560,780)	1,946,569,034
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(43,457,585)
NET ASSETS - 100.0%	1,903,111,449

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,146,965 or 2.4% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Affiliated company.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $59,877,408.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals Inc Series C	7/1/2015	0

Bright Peak Therapeutics Inc. Series B	5/14/2021	7,499,997

Bright Peak Therapeutics Inc. Series C	5/7/2024	990,230

Candid Therapeutics Series B	8/27/2024	1,800,072

Cardurion Pharmaceuticals Inc Series B	7/10/2024	1,624,025

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	1,305,135

Endeavor BioMedicines Inc Series C	4/22/2024	3,436,135

Enliven Therapeutics Inc	3/19/2024	1,024,800

First Tracks Biotherapeutics Inc	3/27/2026	2,662,533

Kartos Therapeutics Inc 3.6% 3/4/2027	3/4/2026	165,791

Kartos Therapeutics Inc Series C	8/22/2023	3,000,002

LifeMine Therapeutics Inc Series C	2/15/2022	3,971,408

Mentari Therapeutics Inc Series A	9/18/2025	2,000,000

Parabilis Medicines Inc Series D	11/17/2022	2,575,405

Parabilis Medicines Inc Series F	1/6/2026	3,030,419

Rallybio Corp	3/2/2026	1,882,744

Sonoma Biotherapeutics Inc Series B	7/26/2021	3,888,888

Sonoma Biotherapeutics Inc Series B1	7/26/2021	3,111,112

T-Knife Therapeutics Inc Series B	6/30/2021	7,500,000

Treeline Biosciences Series A	7/30/2021	372,588

Tubulis GmbH	12/11/2025	2,247,061

Wugen Inc 0% 12/31/2199	6/14/2024	831,313

Wugen Inc Series B	7/9/2021	4,499,990

Zenas Biopharma Inc	10/8/2025	1,638,446

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,544,411	372,456,803	378,315,171	399,284	(1,057)	-	14,684,986	14,682,049	0.0%
Fidelity Securities Lending Cash Central Fund	99,831,900	489,211,144	546,048,506	539,460	7,584	(766)	43,001,356	42,997,056	0.1%
Total	120,376,311	861,667,947	924,363,677	938,744	6,527	(766)	57,686,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Rallybio Corp	-	1,882,744	-	-	-	-	1,882,744	1,344,817
Tenax Therapeutics Inc	-	4,515,668	-	-	-	(286,382)	-	-
Total	-	6,398,412	-	-	-	(286,382)	1,882,744

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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